Subsequent events	6 Months Ended
Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
27. Subsequent events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited interim financial statements were issued. Based upon this review, the Company identified no subsequent event requiring disclosure.